Share Based Compensation	6 Months Ended
Jun. 30, 2026
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

Note 10: - SHARE BASED COMPENSATION

a.	A summary of the stock option activity under the Company’s equity plans during the six months ended June 30, 2026 is as follows:

	Outstanding share options	Weighted- average exercise price ($)	Weighted average remaining contractual life (years)	Aggregate intrinsic value ($ in thousands)
Options:
Outstanding as of December 31, 2025	4,083,497	4.38	5.53	326,730

Granted	-	-
Forfeited	(206,462)	3.728
Exercised	(75,470)	0.815
Outstanding as of June 30, 2026	3,801,565	4.486	5.856	199,314

Exercisable as of June 30, 2026	3,453,222	4.713	4.552	199,314

Options and RSUs available for future grants	2,369,274

A summary of the Company’s RSUs activity during the six months ended June 30, 2026 is as follows:

Numbers of RSUs
RSUs:
Outstanding as of December 31, 2025	3,143,418
Granted	3,527,125
Forfeited	(178,437)
Vested	(2,331,411)
Outstanding as of June 30, 2026	4,160,695

b.	Fair value factors:

No options were granted during the six months ended June 30, 2026 and 2025.

c.	The following table presents share-based compensation expense for employees included in the Company’s consolidated statements of operations:

	Six months ended June 30,
	2026	2025

Research and development	1,624	3,702
Sales and marketing	177	930
General and administrative	390	849
Cost of revenues	31	92

Total stock-based compensation expense	2,222	5,573

Share-based compensation expenses are not deductible for Israeli income tax purposes, and therefore the Company did not recognize any tax benefits related to the share-based compensation for the six months ended June 30, 2026 and 2025.

During the six months ended June 30, 2026 and 2025, the Company recognized the total fair value of warrants issued to non-employee service providers of $91 and $364, respectively.